SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Jun. 10, 2020	Sep. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2020	Nov. 26, 2020
Accounting Policies [Abstract]
Research and development			$ 18	$ 44
Cash equivalents			0	0
Restricted Cash			0
Cash and restricted cash			400	20
Depreciation expense			$ 0	$ 2
Reverse stock split	The Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock	The Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock
Common stock shares authorized			1,000,000,000	1,000,000,000	1,000,000,000	150,000,000
Restricted cash			$ 0	$ 19